SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION OF DWS LATIN AMERICA EQUITY FUND:

Effective October 1, 2010, the following replaces similar information relating to the fund under the “PART II: APPENDIX II-C — FEE RATES OF SERVICE PROVIDERS” section of the fund’s Statement of Additional Information:

Fund Name	Management Fee Rate
DWS Latin America Equity Fund	First $400 million 1.165% Next $400 million 1.065% Thereafter 0.965%

Please Retain This Supplement for Future Reference

September 30, 2010